REVENUES - Deferred revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred revenue
Deferred revenue at beginning of period	¥ 203,531	¥ 143,254	¥ 137,860
Cash received in advance, net of VAT	579,623	544,140	423,354
Revenue recognized from opening balance of deferred revenue	(198,722)	(142,697)	(127,630)
Revenue recognized from deferred revenue arising during current year	(360,291)	(341,166)	(282,087)
Reclassification of VAT payable as of January 1, 2018 as a result of adoption of ASC Topic 606			(8,243)
Deferred revenue at end of period	¥ 224,141	¥ 203,531	¥ 143,254